Stock-based Compensation (Tables)	12 Months Ended
Dec. 31, 2012
Stock-based Compensation [Abstract]
Schedule of stock-based compensation expense
The Company's stock-based compensation expense for the year ended December 31, 2012 included PRSUs, stock options, RSUs and DSUs. A summary of the Company's stock-based compensation expense is presented below:

(in millions)	Year Ended
	December 31,
	2012	2011
PRSU (benefit) expense	$(0.9)	$9.5
Option expense	4.4	5.2
RSU/DSU expense	2.2	2.0
Total stock-based compensation expense	$5.7	$16.7

Summary of PRSU activity and related information
The following table shows the PRSUs granted under the LTIP:

(shares in millions)
	Performance period	Target shares granted	(1)	Weighted-average fair value per share
Year ended 2012	January 1, 2012 – December 31, 2014	0.1		$71.52
Year ended 2011	January 1, 2011 – December 31, 2013	0.1		$46.68
Year ended 2010	January 1, 2010 – December 31, 2012	0.1		$28.48
(1)	At the end of the performance period, the actual number of shares issuable can range from zero to 300.0% of the target shares granted, which is assumed to be 100.0%.

A summary of the Company's PRSU activity and related information for the years ended December 31, 2012 and 2011 is presented below

(shares in millions)
	Shares	Weighted Average Grant Date Fair Value

Awards unvested at December 31, 2010	0.1	28.48
Granted	0.2	46.68
Vested	—	—
Forfeited	—	—
Awards unvested at December 31, 2011	0.3	$37.93
Granted (1)	0.4	71.52
Vested (1)	(0.4)	28.48
Forfeited	—	—

Awards unvested at December 31, 2012	0.3	$58.52
(1)	The current year includes approximately 0.3 million additional shares from the 2010 PRSU grant due to exceeding the initial 100.0% target.

Stock options valuation assumptions
The Company uses the Black-Scholes option pricing model to calculate the fair value of stock options granted. The assumptions used in the Black-Scholes pricing model for the years ended December 31, 2012, 2011 and 2010 are set forth in the following table. Expected volatility is based on the unbiased standard deviation of Tempur-Pedic International's common stock over the option term. The expected life of the options represents the period of time that the Company expects the options granted to be outstanding. The risk-free rate is based on the U.S. Treasury yield curve in effect at the time of the grant of the option for the expected term of the instrument. The dividend yield reflects an estimate of dividend payouts over the term of the award.

Year Ended
December 31,
	2012	2011	2010
Expected volatility range of stock	49 -73%	72 - 74%	69 - 84%
Expected life of option, range in years	2.0 – 4.0	3.0 - 4.0	2.0 - 5.0
Risk-free interest rate range	0.3 – 0.7%	0.7 - 1.7%	1.0 - 2.7%
Expected dividend yield on stock	0.4 – 1.3%	0.0 - 0.7%	0.0 - 1.6%

Schedule of stock option activity
A summary of the Company's unvested shares relating to stock options as of December 31, 2012 and 2011 and changes during the years ended December 31, 2012 and 2011 are presented below:

(shares in millions)
	Shares	Weighted Average Grant Date Fair Value

Options unvested at December 31, 2010	2.4	$4.57
Granted	0.9	25.76
Vested	(1.1)	5.01
Forfeited	(0.5)	4.59

Options unvested at December 31, 2011	1.3	$5.44
Granted	0.4	35.75
Vested	(0.8)	11.49
Forfeited	—	—

Options unvested at December 31, 2012	0.9	$23.49

A summary of the Company's stock option activity under the 2002 Option Plan and 2003 Plan for the years ended December 31, 2012 and 2011 is presented below:

(in millions, except exercise price and years)
	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value

Options outstanding at December 31, 2010	5.2	$13.31
Granted	0.1	49.19
Exercised	(1.8)	19.27
Terminated	(0.1)	11.61

Options outstanding at December 31, 2011	3.4	$11.15
Granted	0.4	35.75
Exercised	(0.9)	12.61
Terminated	—	—

Options outstanding at December 31, 2012	2.9	$17.00	6.10	39.6

Options exercisable at December 31, 2012	2.0	$14.02	5.28	35.5

Schedule of Unrecognized Compensation Expense
A summary of total unrecognized stock-based compensation expense based on current performance estimates related to the options and DSUs granted during the year ended December 31, 2012 is presented below:

(in millions, except years)
	December 31, 2012	Weighted Average Remaining Vesting Period (Years)
Unrecognized stock option expense	4.8	1.46
Unrecognized DSU expense	0.2	0.33
Total unrecognized stock-based compensation expense	$5.0	1.42